MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Variable Life Separate Account
Supplement Dated July 24, 2008
to the Prospectuses For
INVESTOR LIFE (Dated May 1, 2001)
INVESTOR LIFE PLUS (Dated May 1, 2001)
ESTATE INVESTOR I (Dated May 1, 2001)
ESTATE INVESTOR II (Dated May 1, 2001)
LEGACY POWER (Dated May 1, 2002)

Merrill Lynch Life Variable Life Separate Account II
Supplement Dated July 24, 2008
to the Prospectuses For
PRIME PLAN I (Dated May 1, 1993)
PRIME PLAN II (Dated May 1, 1993)
PRIME PLAN III (Dated May 1, 1993)
PRIME PLAN IV (Dated May 1, 1998)
PRIME PLAN VI (Dated January 2, 1991)
PRIME PLAN 7 (Dated April 30, 1991)
PRIME PLAN INVESTOR (Dated April 30, 1991)
DIRECTED LIFE (Dated January 2, 1991)
DIRECTED LIFE 2 (Dated April 30, 1991)	Merrill Lynch Life Variable Annuity
Separate Account
Supplement Dated July 24, 2008
to the Prospectus For
PORTFOLIO PLUS (Dated May 1, 2002)

Merrill Lynch Life Variable Annuity Separate Account A
Supplement Dated July 24, 2008
to the Prospectuses For
RETIREMENT POWER (Dated May 1, 2006)
RETIREMENT OPTIMIZER (Dated May 1, 2004)

This supplement describes a change regarding the variable annuity contracts and variable life insurance policies listed above issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.
Effective May 1, 2008, Transamerica Capital, Inc. (“Distributor”) serves as principal underwriter for your variable annuity contract or your variable life insurance policy. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.).
Merrill Lynch, Pierce, Fenner & Smith Incorporated formerly served as principal underwriter. Accordingly, any references in the Prospectus to Merrill Lynch, Pierce, Fenner & Smith Incorporated as principal underwriter are hereby deleted.
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If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.